ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2018
ASSET RETIREMENT OBLIGATIONS [Abstract]
Schedule of Changes in Asset Retirement Obligations

As at	December 31, 2018	December 31, 2017
Balance, beginning of year	$88.3	$81.6
Obligations acquired (note 3)	399.1	—
New obligations	3.3	1.5
Obligations settled	(4.2)	(4.0)
Disposals	(1.6)	—
Revision in estimated cash flow	3.8	6.0
Accretion expense (a)	12.3	4.4
Foreign exchange translation	20.3	(0.9)
Reclassified to liabilities associated with assets held for sale (note 5)	(10.8)	(0.3)
Total	510.5	88.3
Less current portion (included in accounts payable and accrued liabilities)	(9.9)	—
Balance, end of year	$500.6	$88.3
(a)

The majority of accretion expense is recorded through the Consolidated Statement of Income. Certain amounts relating to Washington Gas’ Utility asset retirement obligations are recorded through regulatory liabilities on the Consolidated Balance Sheets due to regulatory treatment.